LEASE LIABILITES	12 Months Ended
Dec. 31, 2022
LEASE LIABILITES

13. LEASE LIABILITES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 7.5% to 10.5%

Total
Balance at December 31, 2020	$158,124
Additions	440,675
Interest expense	26,964
Lease payments	(128,995)
Lease removal	(7,645)
Balance at December 31, 2021	$489,123
Interest expense	39,795
Lease payments	(150,275)
Balance at December 31, 2022	$378,643

Which consists of:
	December 31, 2022	December 31, 2021
Current lease liability	$133,962	$110,481
Non-current lease liability	244,681	378,642
Ending balance	$378,643	$489,123

Maturity analysis	Total
Less than one year	$147,340
One to three years	209,078
Four to five years	83,850
Total undiscounted lease liabilities	440,268
Amount representing interest	(61,625)
$378,643